UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Discovery Fund

September 30, 2006

1.808775.102

CII-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.6%
Hotels, Restaurants & Leisure - 0.7%
International Game Technology	77,700	$ 3,225
Household Durables - 0.3%
Koninklijke Philips Electronics NV (NY Shares)	29,600	1,036
La-Z-Boy, Inc.	7,700	107
		1,143
Internet & Catalog Retail - 0.1%
Shutterfly, Inc. (a)	14,800	230
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	22,200	505
Media - 3.3%
CKX, Inc. (a)	1,400	17
DreamWorks Animation SKG, Inc. Class A (a)	189,900	4,730
McGraw-Hill Companies, Inc.	52,300	3,035
NTL, Inc.	85,213	2,167
Viacom, Inc. Class B (non-vtg.) (a)	114,800	4,268
		14,217
Specialty Retail - 1.1%
Best Buy Co., Inc.	5,000	268
Gamestop Corp. Class B (a)	57,055	2,551
Staples, Inc.	66,450	1,617
The Game Group PLC	313,624	518
		4,954
TOTAL CONSUMER DISCRETIONARY		24,274
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 0.6%
CVS Corp.	18,191	584
Wal-Mart Stores, Inc.	46,200	2,279
		2,863
Food Products - 1.8%
Nestle SA:
(Reg.)	10,561	3,683
sponsored ADR	47,800	4,192
		7,875
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.6%
Altria Group, Inc.	88,600	$ 6,782
TOTAL CONSUMER STAPLES		17,520
ENERGY - 2.5%
Energy Equipment & Services - 1.3%
GlobalSantaFe Corp.	22,900	1,145
Schlumberger Ltd. (NY Shares)	70,700	4,386
		5,531
Oil, Gas & Consumable Fuels - 1.2%
Exxon Mobil Corp.	77,600	5,207
Ultra Petroleum Corp. (a)	300	14
		5,221
TOTAL ENERGY		10,752
FINANCIALS - 15.6%
Capital Markets - 0.0%
Northern Trust Corp.	1,400	82
Commercial Banks - 0.0%
Boston Private Financial Holdings, Inc.	3,100	86
Consumer Finance - 3.3%
SLM Corp.	277,550	14,427
Diversified Financial Services - 2.4%
Bank of America Corp.	155,260	8,317
JPMorgan Chase & Co.	40,700	1,911
		10,228
Insurance - 9.9%
ACE Ltd.	111,600	6,108
AFLAC, Inc.	60,780	2,781
American International Group, Inc.	350,819	23,245
Aspen Insurance Holdings Ltd.	10,900	282
Berkshire Hathaway, Inc. Class A (a)	47	4,503
IPC Holdings Ltd.	36,934	1,124
Montpelier Re Holdings Ltd.	133,600	2,591
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Platinum Underwriters Holdings Ltd.	11,200	$ 345
The St. Paul Travelers Companies, Inc.	40,700	1,908
		42,887
TOTAL FINANCIALS		67,710
HEALTH CARE - 18.3%
Biotechnology - 2.3%
Amgen, Inc. (a)	700	50
Biogen Idec, Inc. (a)	68,700	3,070
Gilead Sciences, Inc. (a)	69,840	4,798
MedImmune, Inc. (a)	64,800	1,893
		9,811
Health Care Equipment & Supplies - 1.0%
Advanced Medical Optics, Inc. (a)	46,300	1,831
C.R. Bard, Inc.	28,400	2,130
Inverness Medical Innovations, Inc. (a)	13,600	473
		4,434
Health Care Providers & Services - 2.2%
Aetna, Inc.	6,800	269
HCA, Inc.	33,200	1,656
Humana, Inc. (a)	40,600	2,683
UnitedHealth Group, Inc.	104,330	5,133
		9,741
Life Sciences Tools & Services - 1.0%
Charles River Laboratories International, Inc. (a)	99,600	4,324
Pharmaceuticals - 11.8%
Allergan, Inc.	28,700	3,232
Cipla Ltd.	325,697	1,867
Endo Pharmaceuticals Holdings, Inc. (a)	49,789	1,621
Johnson & Johnson	293,000	19,027
Novartis AG sponsored ADR	49,000	2,864
Pfizer, Inc.	137,000	3,885
Roche Holding AG (participation certificate)	50,798	8,784
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,303	$ 624
Wyeth	181,500	9,227
		51,131
TOTAL HEALTH CARE		79,441
INDUSTRIALS - 10.7%
Aerospace & Defense - 4.1%
General Dynamics Corp.	75,800	5,433
Honeywell International, Inc.	214,030	8,754
Raytheon Co.	72,200	3,466
		17,653
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV (NY Shares)	8,200	197
Jacobs Engineering Group, Inc. (a)	14,800	1,106
		1,303
Industrial Conglomerates - 6.3%
General Electric Co.	776,650	27,416
TOTAL INDUSTRIALS		46,372
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 6.0%
Alcatel SA sponsored ADR	189,100	2,303
Ciena Corp. (a)	311,485	8,488
Cisco Systems, Inc. (a)	103,700	2,385
Corning, Inc. (a)	278,500	6,798
Harris Corp.	114,700	5,103
NMS Communications Corp. (a)	354,282	1,026
		26,103
Computers & Peripherals - 2.4%
EMC Corp. (a)	624,800	7,485
NCR Corp. (a)	74,000	2,922
		10,407
Internet Software & Services - 1.1%
eBay, Inc. (a)	132,803	3,766
Google, Inc. Class A (sub. vtg.) (a)	2,223	893
		4,659
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.3%
Infosys Technologies Ltd.	25,926	$ 1,047
Semiconductors & Semiconductor Equipment - 10.7%
Applied Materials, Inc.	295,100	5,232
Applied Micro Circuits Corp. (a)	257,591	744
ARM Holdings PLC sponsored ADR	7,200	47
ASML Holding NV (NY Shares) (a)	23,928	557
Broadcom Corp. Class A (a)	12,800	388
Brooks Automation, Inc. (a)	81,450	1,063
Credence Systems Corp. (a)	111,200	317
Cymer, Inc. (a)	33,600	1,475
Exar Corp. (a)	74,096	985
Freescale Semiconductor, Inc. Class A (a)	51,800	1,971
Infineon Technologies AG sponsored ADR (a)	74,100	877
Integrated Device Technology, Inc. (a)	184,509	2,963
Intel Corp.	332,300	6,835
Linear Technology Corp.	149,537	4,654
LTX Corp. (a)	109,860	550
Maxim Integrated Products, Inc.	74,091	2,080
Microchip Technology, Inc.	13,000	421
Micron Technology, Inc. (a)(d)	244,500	4,254
Photronics, Inc. (a)	51,776	732
PMC-Sierra, Inc. (a)	374,951	2,227
Qimonda AG Sponsored ADR	108,800	1,850
Silicon Laboratories, Inc. (a)	53,500	1,660
SiRF Technology Holdings, Inc. (a)	9,500	228
Teradyne, Inc. (a)	68,700	904
Tokyo Electron Ltd.	33,300	2,461
Xilinx, Inc.	36,800	808
		46,283
Software - 9.2%
Electronic Arts, Inc. (a)	36,754	2,046
Microsoft Corp.	1,050,460	28,710
NAVTEQ Corp. (a)	3,600	94
NDS Group PLC sponsored ADR (a)	14,683	645
Nintendo Co. Ltd.	24,300	5,006
THQ, Inc. (a)	118,508	3,457
		39,958
TOTAL INFORMATION TECHNOLOGY		128,457
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	131,300	$ 4,275
BellSouth Corp.	51,900	2,219
Qwest Communications International, Inc. (a)	135,200	1,179
Verizon Communications, Inc.	229,330	8,515
		16,188
Wireless Telecommunication Services - 2.4%
ALLTEL Corp.	19,600	1,088
American Tower Corp. Class A (a)	166,098	6,063
Sprint Nextel Corp.	185,200	3,176
		10,327
TOTAL TELECOMMUNICATION SERVICES		26,515
UTILITIES - 0.9%
Electric Utilities - 0.7%
Exelon Corp.	48,100	2,912
Independent Power Producers & Energy Traders - 0.2%
TXU Corp.	13,000	813
TOTAL UTILITIES		3,725
TOTAL COMMON STOCKS (Cost $386,308)		404,766
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	6,900	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e)	64,000	0
TOTAL PREFERRED STOCKS (Cost $451)		0
Convertible Bonds - 0.7%
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.7%
Ciena Corp. 3.75% 2/1/08	$ 2,960	$ 2,856
TOTAL CONVERTIBLE BONDS (Cost $2,844)		2,856
Money Market Funds - 8.4%
	Shares
Fidelity Cash Central Fund, 5.36% (b)	34,255,585	34,256
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	2,136,600	2,137
TOTAL MONEY MARKET FUNDS (Cost $36,393)		36,393
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $425,996)		444,015
NET OTHER ASSETS - (2.5)%		(10,761)
NET ASSETS - 100%		$ 433,254
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 104
GeneProt, Inc. Series A	7/7/00	$ 347
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 289
Fidelity Securities Lending Cash Central Fund	1
Total	$ 290
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $428,692,000. Net unrealized appreciation aggregated $15,323,000, of which $26,853,000 related to appreciated investment securities and $11,530,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fifty

September 30, 2006

1.808769.102

FIF-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 5.8%
Diversified Consumer Services - 1.7%
Sothebys Class A (ltd. vtg.)	629,200	$ 20,285,408
Hotels, Restaurants & Leisure - 0.9%
International Game Technology	247,500	10,271,250
Internet & Catalog Retail - 1.9%
Coldwater Creek, Inc. (a)	748,100	21,515,356
Priceline.com, Inc. (a)(d)	35,000	1,287,650
		22,803,006
Media - 1.2%
McGraw-Hill Companies, Inc.	231,194	13,416,188
Specialty Retail - 0.1%
Zumiez, Inc. (a)	58,200	1,571,400
TOTAL CONSUMER DISCRETIONARY		68,347,252
CONSUMER STAPLES - 7.9%
Food & Staples Retailing - 2.7%
Sysco Corp.	398,900	13,343,205
Walgreen Co.	413,600	18,359,704
		31,702,909
Household Products - 2.8%
Colgate-Palmolive Co.	540,100	33,540,210
Personal Products - 2.4%
Herbalife Ltd. (a)	735,800	27,872,104
TOTAL CONSUMER STAPLES		93,115,223
ENERGY - 5.9%
Energy Equipment & Services - 1.6%
Schlumberger Ltd. (NY Shares)	294,300	18,255,429
Oil, Gas & Consumable Fuels - 4.3%
Ultra Petroleum Corp. (a)	624,600	30,049,506
Valero Energy Corp.	396,800	20,423,296
		50,472,802
TOTAL ENERGY		68,728,231
FINANCIALS - 18.1%
Capital Markets - 0.7%
Northern Trust Corp.	144,600	8,448,978
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 5.6%
Commerce Bancorp, Inc., New Jersey (d)	539,200	$ 19,794,032
Wells Fargo & Co.	1,271,400	45,999,252
		65,793,284
Consumer Finance - 1.5%
American Express Co.	308,300	17,289,464
Diversified Financial Services - 2.1%
Bank of America Corp.	468,600	25,102,902
Insurance - 8.2%
American International Group, Inc.	791,300	52,431,538
Aon Corp. (d)	518,100	17,548,047
Prudential Financial, Inc.	341,200	26,016,500
		95,996,085
TOTAL FINANCIALS		212,630,713
HEALTH CARE - 11.9%
Biotechnology - 3.0%
Biogen Idec, Inc. (a)	584,900	26,133,332
Gilead Sciences, Inc. (a)	135,000	9,274,500
		35,407,832
Health Care Equipment & Supplies - 2.2%
Alcon, Inc.	105,100	12,033,950
ResMed, Inc. (a)	347,200	13,974,800
		26,008,750
Health Care Providers & Services - 4.2%
Henry Schein, Inc. (a)	602,500	30,209,350
UnitedHealth Group, Inc.	388,900	19,133,880
		49,343,230
Life Sciences Tools & Services - 1.4%
Covance, Inc. (a)	240,100	15,937,838
Pharmaceuticals - 1.1%
Merck & Co., Inc.	310,200	12,997,380
TOTAL HEALTH CARE		139,695,030
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.0%
Rockwell Collins, Inc.	221,500	12,147,060
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.7%
Ryanair Holdings PLC sponsored ADR (a)	123,200	$ 7,797,328
Construction & Engineering - 1.3%
Jacobs Engineering Group, Inc. (a)	201,200	15,035,676
Electrical Equipment - 2.3%
ABB Ltd. sponsored ADR	2,082,500	27,447,350
Industrial Conglomerates - 3.1%
McDermott International, Inc. (a)	881,700	36,855,060
Machinery - 2.3%
Danaher Corp.	242,700	16,666,209
Deere & Co.	120,000	10,069,200
		26,735,409
TOTAL INDUSTRIALS		126,017,883
INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 9.6%
Comverse Technology, Inc. (a)	1,073,800	23,022,272
Motorola, Inc.	624,200	15,605,000
Nice Systems Ltd. sponsored ADR	645,500	17,860,985
QUALCOMM, Inc.	379,300	13,787,555
Research In Motion Ltd. (a)	418,500	42,963,211
		113,239,023
Internet Software & Services - 6.9%
Google, Inc. Class A (sub. vtg.) (a)	168,600	67,760,339
VeriSign, Inc. (a)	650,200	13,134,040
		80,894,379
IT Services - 4.5%
First Data Corp.	146,800	6,165,600
Infosys Technologies Ltd.	491,260	19,844,050
Paychex, Inc.	618,600	22,795,410
Western Union Co. (a)(e)	183,200	3,504,616
		52,309,676
Semiconductors & Semiconductor Equipment - 4.2%
FormFactor, Inc. (a)	70,500	2,970,165
Linear Technology Corp.	369,800	11,508,176
Maxim Integrated Products, Inc.	678,000	19,031,460
SiRF Technology Holdings, Inc. (a)(d)	647,520	15,534,005
		49,043,806
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.1%
Electronic Arts, Inc. (a)	233,600	$ 13,006,848
TOTAL INFORMATION TECHNOLOGY		308,493,732
MATERIALS - 4.5%
Chemicals - 2.7%
Monsanto Co.	288,300	13,552,983
Praxair, Inc.	299,800	17,736,168
		31,289,151
Metals & Mining - 1.8%
Carpenter Technology Corp.	203,281	21,854,740
TOTAL MATERIALS		53,143,891
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 4.8%
AT&T, Inc.	1,250,000	40,700,000
Level 3 Communications, Inc. (a)	2,912,200	15,580,270
		56,280,270
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	613,700	22,400,050
TOTAL TELECOMMUNICATION SERVICES		78,680,320
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 1.1%
TXU Corp.	206,900	12,935,388
TOTAL COMMON STOCKS (Cost $1,034,611,139)		1,161,787,663
Money Market Funds - 4.6%
	Shares	Value
Fidelity Cash Central Fund, 5.36% (b)	21,077,116	$ 21,077,116
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	33,237,375	33,237,375
TOTAL MONEY MARKET FUNDS (Cost $54,314,491)		54,314,491
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $1,088,925,630)		1,216,102,154
NET OTHER ASSETS - (3.5)%		(41,354,004)
NET ASSETS - 100%		$ 1,174,748,150
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 627,369
Fidelity Securities Lending Cash Central Fund	216,128
Total	$ 843,497
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,091,014,525. Net unrealized appreciation aggregated $125,087,629, of which $151,942,829 related to appreciated investment securities and $26,855,200 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fund

September 30, 2006

1.808776.102

FID-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 0.1%
Renault SA	79,545	$ 9,124
Household Durables - 0.7%
Garmin Ltd. (d)	508,700	24,814
Koninklijke Philips Electronics NV (NY Shares)	868,300	30,399
		55,213
Media - 3.5%
McGraw-Hill Companies, Inc.	3,924,300	227,727
News Corp. Class B	1,334,500	27,544
Time Warner, Inc.	1,126,100	20,529
		275,800
Multiline Retail - 2.7%
Federated Department Stores, Inc.	4,978,500	215,121
Specialty Retail - 3.6%
AutoZone, Inc. (a)	243,300	25,133
Best Buy Co., Inc.	661,700	35,441
Circuit City Stores, Inc.	1,381,800	34,697
PETsMART, Inc.	725,151	20,123
Staples, Inc.	6,856,050	166,808
		282,202
TOTAL CONSUMER DISCRETIONARY		837,460
CONSUMER STAPLES - 9.1%
Beverages - 1.9%
PepsiCo, Inc.	2,276,190	148,544
Food & Staples Retailing - 1.6%
CVS Corp.	2,007,800	64,491
Rite Aid Corp.	875,200	3,973
Walgreen Co.	1,266,000	56,198
		124,662
Food Products - 2.0%
Kellogg Co.	546,300	27,053
Lindt & Spruengli AG (participation certificate)	14,246	32,097
Nestle SA (Reg.)	297,075	103,595
		162,745
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.8%
Colgate-Palmolive Co.	428,100	$ 26,585
Procter & Gamble Co.	1,830,044	113,426
		140,011
Tobacco - 1.8%
Altria Group, Inc.	1,906,300	145,927
TOTAL CONSUMER STAPLES		721,889
ENERGY - 7.3%
Energy Equipment & Services - 2.1%
GlobalSantaFe Corp.	664,400	33,213
Halliburton Co.	468,600	13,332
Schlumberger Ltd. (NY Shares)	1,852,300	114,898
		161,443
Oil, Gas & Consumable Fuels - 5.2%
Chesapeake Energy Corp.	738,300	21,396
ConocoPhillips	472,892	28,151
CONSOL Energy, Inc.	796,900	25,286
Exxon Mobil Corp.	2,306,000	154,733
Hess Corp.	483,800	20,039
Occidental Petroleum Corp.	1,691,600	81,383
Ultra Petroleum Corp. (a)	620,979	29,875
Valero Energy Corp.	1,036,800	53,364
		414,227
TOTAL ENERGY		575,670
FINANCIALS - 23.6%
Capital Markets - 6.0%
Goldman Sachs Group, Inc.	646,500	109,368
Greenhill & Co., Inc. (d)	219,300	14,697
Janus Capital Group, Inc.	1,133,500	22,353
Lazard Ltd. Class A	415,300	16,604
Merrill Lynch & Co., Inc.	2,892,300	226,236
Morgan Stanley	464,900	33,896
TD Ameritrade Holding Corp.	893,331	16,839
UBS AG (Reg.)	543,820	32,254
		472,247
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 3.2%
Barclays PLC	1,581,200	$ 20,069
Mizuho Financial Group, Inc.	4,389	34,029
Sumitomo Mitsui Financial Group, Inc.	2,213	23,227
U.S. Bancorp, Delaware	486,000	16,145
Wells Fargo & Co.	4,476,800	161,971
		255,441
Consumer Finance - 2.8%
American Express Co.	3,554,692	199,347
SLM Corp.	517,350	26,892
		226,239
Diversified Financial Services - 3.4%
Bank of America Corp.	4,541,765	243,303
Moody's Corp.	377,400	24,674
		267,977
Insurance - 3.9%
American International Group, Inc.	2,149,700	142,439
Genworth Financial, Inc. Class A (non-vtg.)	1,190,100	41,665
Hartford Financial Services Group, Inc.	765,200	66,381
MetLife, Inc.	458,500	25,988
Willis Group Holdings Ltd.	813,700	30,921
		307,394
Real Estate Investment Trusts - 0.9%
AvalonBay Communities, Inc.	333,300	40,129
Equity Residential (SBI)	605,000	30,601
		70,730
Real Estate Management & Development - 2.0%
Mitsubishi Estate Co. Ltd.	3,013,000	65,797
Mitsui Fudosan Co. Ltd.	4,095,000	93,064
		158,861
Thrifts & Mortgage Finance - 1.4%
Golden West Financial Corp., Delaware	1,412,400	109,108
TOTAL FINANCIALS		1,867,997
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.2%
Biotechnology - 0.9%
Amgen, Inc. (a)	252,123	$ 18,034
Biogen Idec, Inc. (a)	1,126,217	50,319
		68,353
Health Care Equipment & Supplies - 3.2%
Becton, Dickinson & Co. (d)	1,938,100	136,966
C.R. Bard, Inc.	1,437,600	107,820
St. Jude Medical, Inc. (a)	318,500	11,240
		256,026
Health Care Providers & Services - 0.9%
Medco Health Solutions, Inc. (a)	472,600	28,408
UnitedHealth Group, Inc.	925,300	45,525
		73,933
Pharmaceuticals - 7.2%
Elan Corp. PLC sponsored ADR (a)	1,435,200	22,073
Johnson & Johnson	2,459,200	159,700
Merck & Co., Inc.	1,561,800	65,439
Novartis AG sponsored ADR	1,305,200	76,276
Pfizer, Inc.	572,600	16,239
Roche Holding AG (participation certificate)	885,061	153,043
Wyeth	1,512,840	76,913
		569,683
TOTAL HEALTH CARE		967,995
INDUSTRIALS - 9.5%
Aerospace & Defense - 5.8%
Goodrich Corp.	784,900	31,804
Hexcel Corp. (a)	1,412,400	19,985
Honeywell International, Inc.	4,270,300	174,655
Lockheed Martin Corp.	772,330	66,467
Raytheon Co. warrants 6/16/11 (a)	1,177	17
Rolls-Royce Group PLC	5,335,866	45,248
The Boeing Co.	1,498,200	118,133
		456,309
Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	412,700	24,832
Consolidated Graphics, Inc. (a)	326,068	19,620
		44,452
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	454,700	$ 7,666
Electrical Equipment - 0.3%
ABB Ltd. (Reg.)	2,012,989	26,485
Industrial Conglomerates - 1.3%
General Electric Co.	2,825,626	99,745
Machinery - 1.2%
ITT Industries, Inc.	1,455,000	74,598
Manitowoc Co., Inc.	542,000	24,276
		98,874
Road & Rail - 0.2%
Laidlaw International, Inc.	564,710	15,434
TOTAL INDUSTRIALS		748,965
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 5.3%
Adtran, Inc.	891,071	21,243
Ciena Corp. (a)	504,700	13,753
Cisco Systems, Inc. (a)	2,159,376	49,666
Corning, Inc. (a)	3,624,600	88,476
Harris Corp.	617,900	27,490
Motorola, Inc.	4,039,800	100,995
QUALCOMM, Inc.	3,254,872	118,315
		419,938
Computers & Peripherals - 3.8%
Apple Computer, Inc. (a)	1,017,500	78,378
Diebold, Inc.	555,100	24,164
Hewlett-Packard Co.	1,949,400	71,523
NCR Corp. (a)	1,330,621	52,533
Network Appliance, Inc. (a)	1,332,017	49,298
Sun Microsystems, Inc. (a)	5,372,700	26,702
		302,598
Electronic Equipment & Instruments - 1.1%
Amphenol Corp. Class A	1,154,900	71,523
Nippon Electric Glass Co. Ltd.	802,000	17,683
		89,206
Internet Software & Services - 2.3%
Google, Inc. Class A (sub. vtg.) (a)	443,985	178,438
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.4%
Cognizant Technology Solutions Corp. Class A (a)	453,900	$ 33,616
Office Electronics - 0.6%
Canon, Inc.	884,550	46,253
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	2,277,800	40,385
Broadcom Corp. Class A (a)	1,440,321	43,699
Fairchild Semiconductor International, Inc. (a)	416,800	7,794
Freescale Semiconductor, Inc.:
Class A (a)	415,900	15,825
Class B (a)	886,797	33,707
Linear Technology Corp.	628,500	19,559
Maxim Integrated Products, Inc.	755,200	21,198
Texas Instruments, Inc.	1,029,000	34,214
		216,381
Software - 2.6%
Adobe Systems, Inc. (a)	236,500	8,857
Aspen Technology, Inc. (a)	2,037,872	22,254
Autodesk, Inc. (a)	810,200	28,179
Citrix Systems, Inc. (a)	1,298,234	47,009
Cognos, Inc. (a)	425,000	15,513
Microsoft Corp.	696,500	19,035
Nintendo Co. Ltd.	166,200	34,240
Oracle Corp. (a)	980,800	17,399
Red Hat, Inc. (a)	595,900	12,562
		205,048
TOTAL INFORMATION TECHNOLOGY		1,491,478
MATERIALS - 4.7%
Chemicals - 4.4%
Ecolab, Inc.	1,710,200	73,231
Monsanto Co.	3,500,154	164,542
Praxair, Inc.	1,830,222	108,276
		346,049
Metals & Mining - 0.3%
Allegheny Technologies, Inc.	439,800	27,351
TOTAL MATERIALS		373,400
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	2,940,995	$ 95,759
BellSouth Corp.	438,200	18,733
Verizon Communications, Inc.	3,240,300	120,312
		234,804
UTILITIES - 0.7%
Electric Utilities - 0.7%
E.ON AG	500,167	59,525
TOTAL COMMON STOCKS (Cost $6,688,277)		7,879,183
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e)	710,000	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,845)		0
Convertible Bonds - 0.2%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13	$ 12,390	11,149
TOTAL CONVERTIBLE BONDS (Cost $12,390)		11,149
Money Market Funds - 0.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.36% (b)	31,460,725	$ 31,461
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	26,983,400	26,983
TOTAL MONEY MARKET FUNDS (Cost $58,444)		58,444
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $6,762,956)		7,948,776
NET OTHER ASSETS - (0.4)%		(27,765)
NET ASSETS - 100%		$ 7,921,011
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
GeneProt, Inc. Series A	7/7/00	$ 3,845
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 267
Fidelity Securities Lending Cash Central Fund	169
Total	$ 436
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $6,778,455,000. Net unrealized appreciation aggregated $1,170,321,000, of which $1,329,769,000 related to appreciated investment securities and $159,448,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth & Income II
Portfolio

September 30, 2006

1.808770.102

GII-QTLY-1106

Investments September 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Hotels, Restaurants & Leisure - 0.9%
Services Acquisition Corp. International (a)(d)	41,900	$ 372,910
Sonic Corp. (a)	7,850	177,489
Starbucks Corp. (a)	25,000	851,250
Wynn Resorts Ltd. (a)	3,106	211,239
		1,612,888
Household Durables - 1.0%
Koninklijke Philips Electronics NV (NY Shares)	14,100	493,641
Sharp Corp.	34,000	582,758
Sony Corp. sponsored ADR	10,400	419,744
Whirlpool Corp.	4,500	378,495
		1,874,638
Media - 2.0%
Clear Channel Communications, Inc.	10,000	288,500
E.W. Scripps Co. Class A	11,900	570,367
Lamar Advertising Co. Class A (a)	1,800	96,138
News Corp. Class B	40,800	842,112
The Walt Disney Co.	5,800	179,278
Time Warner, Inc.	97,400	1,775,602
		3,751,997
Multiline Retail - 1.0%
Target Corp.	33,500	1,850,875
Specialty Retail - 2.2%
Best Buy Co., Inc.	18,400	985,504
Esprit Holdings Ltd.	37,500	341,997
Lowe's Companies, Inc.	15,700	440,542
PETsMART, Inc.	10,600	294,150
Staples, Inc.	42,343	1,030,205
Tiffany & Co., Inc.	16,500	547,800
TJX Companies, Inc.	19,300	540,979
		4,181,177
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	11,000	434,610
TOTAL CONSUMER DISCRETIONARY		13,706,185
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.4%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	6,400	$ 440,960
PepsiCo, Inc.	19,300	1,259,518
		1,700,478
Food & Staples Retailing - 0.7%
CVS Corp.	28,400	912,208
Safeway, Inc.	13,200	400,620
		1,312,828
Food Products - 1.0%
Nestle SA sponsored ADR	20,500	1,797,850
Household Products - 2.7%
Colgate-Palmolive Co.	20,400	1,266,840
Procter & Gamble Co.	61,800	3,830,364
		5,097,204
Tobacco - 1.1%
Altria Group, Inc.	27,830	2,130,387
TOTAL CONSUMER STAPLES		12,038,747
ENERGY - 7.4%
Energy Equipment & Services - 4.1%
Baker Hughes, Inc.	13,730	936,386
Cameron International Corp. (a)	30,700	1,483,117
Halliburton Co.	47,000	1,337,150
Schlumberger Ltd. (NY Shares)	47,715	2,959,761
Smith International, Inc.	23,100	896,280
		7,612,694
Oil, Gas & Consumable Fuels - 3.3%
Exxon Mobil Corp.	56,700	3,804,570
Peabody Energy Corp.	12,600	463,428
Plains Exploration & Production Co. (a)	16,400	703,724
Ultra Petroleum Corp. (a)	10,400	500,344
Valero Energy Corp.	13,100	674,257
		6,146,323
TOTAL ENERGY		13,759,017
FINANCIALS - 21.3%
Capital Markets - 4.0%
Ameriprise Financial, Inc.	15,100	708,190
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	43,500	$ 778,650
Franklin Resources, Inc.	6,300	666,225
Goldman Sachs Group, Inc.	5,600	947,352
Investors Financial Services Corp.	13,100	564,348
Lehman Brothers Holdings, Inc.	10,900	805,074
Nomura Holdings, Inc. sponsored ADR	38,300	673,314
State Street Corp.	23,300	1,453,920
TD Ameritrade Holding Corp.	9,900	186,615
UBS AG (NY Shares)	11,300	670,203
		7,453,891
Commercial Banks - 3.1%
Commerce Bancorp, Inc., New Jersey	6,600	242,286
Mizuho Financial Group, Inc.	28	217,089
Standard Chartered PLC (United Kingdom)	37,923	971,143
Sumitomo Mitsui Financial Group, Inc.	20	209,912
U.S. Bancorp, Delaware	17,200	571,384
Wachovia Corp.	27,800	1,551,240
Wells Fargo & Co.	57,600	2,083,968
		5,847,022
Consumer Finance - 1.1%
American Express Co.	21,000	1,177,680
Capital One Financial Corp.	10,700	841,662
		2,019,342
Diversified Financial Services - 2.4%
Bank of America Corp.	58,000	3,107,060
Citigroup, Inc.	14,900	740,083
NETeller PLC (a)	8,300	55,157
The NASDAQ Stock Market, Inc. (a)	21,000	635,040
		4,537,340
Insurance - 9.3%
ACE Ltd.	18,700	1,023,451
AFLAC, Inc.	7,900	361,504
American International Group, Inc.	110,630	7,330,344
Berkshire Hathaway, Inc. Class A (a)	12	1,149,600
Endurance Specialty Holdings Ltd.	6,997	246,714
Everest Re Group Ltd.	10,000	975,300
Fidelity National Title Group, Inc. Class A (d)	21,900	459,024
Hartford Financial Services Group, Inc.	17,000	1,474,750
Lincoln National Corp.	13,199	819,394
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
National Financial Partners Corp.	20,700	$ 849,321
PartnerRe Ltd.	7,600	513,532
Prudential Financial, Inc.	16,000	1,220,000
W.R. Berkley Corp.	21,929	776,067
XL Capital Ltd. Class A	3,800	261,060
		17,460,061
Real Estate Investment Trusts - 0.5%
Equity Residential (SBI)	12,210	617,582
Vornado Realty Trust	1,900	207,100
		824,682
Real Estate Management & Development - 0.2%
Mitsui Fudosan Co. Ltd.	12,000	272,716
Move, Inc.	26,000	127,660
		400,376
Thrifts & Mortgage Finance - 0.7%
Countrywide Financial Corp.	2,100	73,584
Golden West Financial Corp., Delaware	4,500	347,625
Hudson City Bancorp, Inc.	56,100	743,325
Washington Mutual, Inc.	4,100	178,227
		1,342,761
TOTAL FINANCIALS		39,885,475
HEALTH CARE - 14.8%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	1,500	50,970
Amgen, Inc. (a)	13,290	950,634
Biogen Idec, Inc. (a)	11,100	495,948
Celgene Corp. (a)	4,500	194,850
Cephalon, Inc. (a)	5,600	345,800
Genentech, Inc. (a)	2,100	173,670
Gilead Sciences, Inc. (a)	12,700	872,490
MedImmune, Inc. (a)	11,000	321,310
PDL BioPharma, Inc. (a)	35,000	672,000
		4,077,672
Health Care Equipment & Supplies - 2.5%
Alcon, Inc.	1,700	194,650
Baxter International, Inc.	26,900	1,222,874
Becton, Dickinson & Co.	15,700	1,109,519
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
C.R. Bard, Inc.	9,800	$ 735,000
Conor Medsystems, Inc. (a)	7,400	174,418
Cooper Companies, Inc.	10,500	561,750
DJO, Inc. (a)	12,700	527,431
St. Jude Medical, Inc. (a)	5,030	177,509
		4,703,151
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc.	1,000	46,420
Cardinal Health, Inc.	7,500	493,050
Chemed Corp.	2,900	93,554
Health Net, Inc. (a)	14,400	626,688
Healthways, Inc. (a)	1,100	49,060
Henry Schein, Inc. (a)	17,800	892,492
I-trax, Inc. (a)	27,900	78,399
McKesson Corp.	7,000	369,040
UnitedHealth Group, Inc.	34,900	1,717,080
		4,365,783
Health Care Technology - 0.3%
Emdeon Corp. (a)	16,500	193,215
IMS Health, Inc.	11,600	309,024
		502,239
Life Sciences Tools & Services - 1.4%
Affymetrix, Inc. (a)	8,300	178,948
Charles River Laboratories International, Inc. (a)	18,400	798,744
Invitrogen Corp. (a)	19,900	1,261,859
Millipore Corp. (a)	7,300	447,490
		2,687,041
Pharmaceuticals - 6.1%
Johnson & Johnson	56,500	3,669,110
Merck & Co., Inc.	28,300	1,185,770
Novartis AG sponsored ADR	13,500	788,940
Pfizer, Inc.	103,000	2,921,080
Roche Holding AG (participation certificate)	5,752	994,627
Sepracor, Inc. (a)	600	29,064
Wyeth	33,800	1,718,392
		11,306,983
TOTAL HEALTH CARE		27,642,869
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.8%
Aerospace & Defense - 3.4%
EDO Corp.	19,600	$ 448,448
Honeywell International, Inc.	65,500	2,678,950
L-3 Communications Holdings, Inc.	5,000	391,650
United Technologies Corp.	44,600	2,825,410
		6,344,458
Air Freight & Logistics - 0.3%
FedEx Corp.	5,300	576,004
Airlines - 0.2%
UAL Corp. (a)	11,100	294,927
Electrical Equipment - 0.4%
Evergreen Solar, Inc. (a)	21,300	176,790
Suntech Power Holdings Co. Ltd. sponsored ADR	9,900	255,717
Vestas Wind Systems AS (a)	9,600	256,346
		688,853
Industrial Conglomerates - 5.6%
3M Co.	4,100	305,122
General Electric Co.	244,900	8,644,969
McDermott International, Inc. (a)	38,900	1,626,020
		10,576,111
Machinery - 0.8%
Danaher Corp.	6,200	425,754
Deere & Co.	13,100	1,099,221
		1,524,975
Marine - 0.1%
Alexander & Baldwin, Inc.	3,000	133,110
Road & Rail - 1.0%
Laidlaw International, Inc.	22,200	606,726
Landstar System, Inc.	15,000	640,500
Norfolk Southern Corp.	16,600	731,230
		1,978,456
TOTAL INDUSTRIALS		22,116,894
INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 5.3%
Adtran, Inc.	437	10,418
Alcatel SA sponsored ADR	46,300	563,934
Cisco Systems, Inc. (a)	130,300	2,996,900
Comverse Technology, Inc. (a)	21,100	452,384
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Corning, Inc. (a)	64,900	$ 1,584,209
Harris Corp.	13,900	618,411
Juniper Networks, Inc. (a)	17,500	302,400
Motorola, Inc.	47,200	1,180,000
Nortel Networks Corp.	96,900	222,870
QUALCOMM, Inc.	37,700	1,370,395
Research In Motion Ltd. (a)	6,400	657,024
		9,958,945
Computers & Peripherals - 2.8%
Apple Computer, Inc. (a)	22,500	1,733,175
EMC Corp. (a)	60,200	721,196
Hewlett-Packard Co.	54,700	2,006,943
Network Appliance, Inc. (a)	20,500	758,705
Sun Microsystems, Inc. (a)	8,700	43,239
		5,263,258
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	35,394	1,157,030
Internet Software & Services - 2.0%
eBay, Inc. (a)	22,400	635,264
Google, Inc. Class A (sub. vtg.) (a)	7,300	2,933,870
Yahoo!, Inc. (a)	6,300	159,264
		3,728,398
IT Services - 0.7%
First Data Corp.	14,200	596,400
Paychex, Inc.	20,200	744,370
		1,340,770
Semiconductors & Semiconductor Equipment - 4.1%
Altera Corp. (a)	23,700	435,606
Applied Materials, Inc.	99,418	1,762,681
ARM Holdings PLC sponsored ADR	25,000	164,000
ASML Holding NV (NY Shares) (a)	12,000	279,360
Broadcom Corp. Class A (a)	23,500	712,990
Fairchild Semiconductor International, Inc. (a)	9,000	168,300
FormFactor, Inc. (a)	4,000	168,520
Freescale Semiconductor, Inc. Class A (a)	14,700	559,335
Intel Corp.	10,100	207,757
Intersil Corp. Class A	24,400	599,020
Lam Research Corp. (a)	600	27,198
Linear Technology Corp.	17,300	538,376
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Maxim Integrated Products, Inc.	9,100	$ 255,437
Microchip Technology, Inc.	12,900	418,218
National Semiconductor Corp.	28,900	680,017
Samsung Electronics Co. Ltd.	510	357,857
Xilinx, Inc.	14,900	327,055
		7,661,727
Software - 5.4%
Adobe Systems, Inc. (a)	22,800	853,860
BEA Systems, Inc. (a)	26,700	405,840
Cognos, Inc. (a)	14,500	529,250
Electronic Arts, Inc. (a)	7,300	406,464
Microsoft Corp.	231,100	6,315,963
Opsware, Inc. (a)	4,500	40,545
Oracle Corp. (a)	40,600	720,244
Quest Software, Inc. (a)	30,900	441,252
Symantec Corp. (a)	18,100	385,168
		10,098,586
TOTAL INFORMATION TECHNOLOGY		39,208,714
MATERIALS - 2.4%
Chemicals - 1.8%
Ashland, Inc.	14,400	918,432
Monsanto Co.	18,900	888,489
Praxair, Inc.	27,400	1,620,984
		3,427,905
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	27,700	427,134
Smurfit-Stone Container Corp. (a)	27,000	302,400
		729,534
Metals & Mining - 0.2%
Alcoa, Inc.	4,900	137,396
Newmont Mining Corp.	4,600	196,650
		334,046
TOTAL MATERIALS		4,491,485
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	91,300	$ 2,972,728
Level 3 Communications, Inc. (a)	48,100	257,335
Qwest Communications International, Inc. (a)	60,500	527,560
Verizon Communications, Inc.	22,100	820,573
		4,578,196
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	19,400	708,100
TOTAL TELECOMMUNICATION SERVICES		5,286,296
UTILITIES - 0.9%
Electric Utilities - 0.5%
Exelon Corp.	15,800	956,532
Independent Power Producers & Energy Traders - 0.4%
TXU Corp.	10,100	631,452
TOTAL UTILITIES		1,587,984
TOTAL COMMON STOCKS (Cost $161,849,741)		179,723,666
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 5.36% (b)	8,655,958	8,655,958
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	818,565	818,565
TOTAL MONEY MARKET FUNDS (Cost $9,474,523)		9,474,523
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $171,324,264)		189,198,189
NET OTHER ASSETS - (1.1)%		(1,985,744)
NET ASSETS - 100%		$ 187,212,445
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 88,896
Fidelity Securities Lending Cash Central Fund	11,129
Total	$ 100,025
Income Tax Information

At September 30, 2006, the aggregate cost of investment securities for income tax purposes was $172,660,172. Net unrealized appreciation aggregated $16,538,017, of which $20,189,187 related to appreciated investment securities and $3,651,170 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 27, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 27, 2006